Income Taxes: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Textual) [Abstract]
Federal Income Tax Rate	34.00%
Amount of thrift which no longer use reserve method	$ 500,000,000
Amount of bad debt deductions included retained earnings	4,027,000	4,027,000
Valuation allowance for deferred tax assets	$ 0	$ 0